UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 95.2%
Belgium 2.0%
Umicore (Cost $5,369,771)	40,880	5,172,403
Brazil 3.4%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	121,800	3,900,036
Petroleo Brasileiro SA (ADR)	51,600	4,741,008

(Cost $6,577,326)		8,641,044
Denmark 2.0%
Novo Nordisk AS “B” (Cost $5,062,660)	80,800	4,979,671
Finland 4.6%
Fortum Oyj	185,000	5,014,690
Nokia Oyj	176,150	3,494,468
Nokian Renkaat Oyj (a)	221,750	3,064,911

(Cost $9,074,982)		11,574,069
France 8.1%
Schneider Electric SA	51,431	5,288,687
Societe Generale	56,327	8,404,008
Total SA	99,903	6,795,558

(Cost $14,933,199)		20,488,253
Germany 11.1%
Bayer AG	107,297	5,286,451
Commerzbank AG	160,180	5,614,607
E.ON AG	40,846	4,924,436
Fresenius Medical Care AG & Co.	33,316	3,991,928
Hypo Real Estate Holding AG	146,504	8,148,261

(Cost $19,528,646)		27,965,683
Greece 0.6%
National Bank of Greece SA (Cost $1,432,497)	37,000	1,437,765
India 1.1%
ICICI Bank Ltd. (ADR) (Cost $2,748,885)	107,100	2,797,452
Ireland 3.5%
Anglo Irish Bank Corp. PLC	254,645	3,714,739
CRH PLC	156,542	5,039,163

(Cost $6,385,305)		8,753,902
Italy 5.7%
Banca Italease	124,601	5,936,868
Saras SpA Raffinerie Sarde*	557,691	3,515,667
UniCredito Italiano SpA	658,400	5,067,268

(Cost $14,008,095)		14,519,803
Japan 22.7%
AEON Co., Ltd.	163,600	3,817,262
Canon, Inc.	151,450	7,278,900
Credit Saison Co., Ltd.	105,600	4,577,888
Daito Trust Construction Co., Ltd.	67,200	3,651,760
Makita Corp.	119,000	3,902,830
Mitsubishi Corp.	322,200	6,604,475

Mitsubishi UFJ Financial Group, Inc.	488	6,895,722
Mitsui Fudosan Co., Ltd.	241,000	5,118,714
Nippon Mining Holdings, Inc.	306,000	2,589,036
Nishi-Nippon City Bank Ltd.	1,015,000	4,488,682
Sumitomo Corp.	293,000	4,150,482
Yamaha Motor Co., Ltd.	165,000	4,296,088

(Cost $42,488,876)		57,371,839
Korea 1.7%
Samsung Electronics Co., Ltd. (GDR), 144A (b)	8,777	2,793,280
Samsung Electronics Co., Ltd. (GDR), 144A (b)	4,500	1,432,125

(Cost $1,877,455)		4,225,405
Luxembourg 0.5%
Millicom International Cellular SA* (Cost $1,194,354)	34,600	1,210,654
Mexico 2.1%
Fomento Economico Mexicano SA de CV (ADR) (Cost $4,171,389)	60,400	5,303,120
Norway 4.2%
Aker Kvaerner ASA	28,340	2,854,951
Norsk Hydro ASA (a)	274,450	7,803,843

(Cost $9,396,457)		10,658,794
Russia 1.8%
Novolipetsk Steel (GDR) 144A	53,181	1,143,391
OAO Gazprom (ADR) (REG S)	83,850	3,494,868

(Cost $3,221,229)		4,638,259
Sweden 1.6%
Atlas Copco AB “B” (Cost $4,136,102)	170,800	4,052,532
Switzerland 2.7%
Roche Holding AG (Genusschein) (Cost $2,947,894)	38,022	6,766,745
Turkey 0.4%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $1,185,464)	93,900	1,069,521
United Kingdom 15.4%
AstraZeneca PLC	48,147	2,940,092
BHP Billiton PLC	130,075	2,463,818
GlaxoSmithKline PLC	266,338	7,368,261
Kensington Group PLC	155,044	2,563,156
Rio Tinto PLC	92,607	4,783,169
Rolls-Royce Group PLC*	555,857	4,576,487
Royal Bank of Scotland Group PLC	126,013	4,100,533
Standard Life PLC*	770,674	3,599,047
Tesco PLC	378,956	2,544,863
Whitbread PLC	176,807	4,092,113

(Cost $34,204,685)		39,031,539

Total Common Stocks (Cost $189,945,271)		240,658,453
Preferred Stocks 2.9%
Germany
Fresenius AG	22,928	3,770,274
Porsche AG	3,700	3,625,134

Total Preferred Stocks (Cost $6,951,323)		7,395,408
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $12,732,894)	12,732,894	12,732,894
Cash Equivalents 1.1%

Cash Management QP Trust, 5.3% (e) (Cost $2,736,911)	2,736,911	2,736,911
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 212,366,399)	104.2	263,523,666
Other Assets and Liabilities, Net	(4.2)	(10,637,377)

Net Assets	100.0	252,886,289

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $12,151,901 which is 4.8% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At July 31, 2006, the DWS International Select Equity Fund had the following sector diversification:

		As a % of Total Common
Sector	Market Value ($)	and Preferred Stocks
Financials	72,464,710	29.3%
Energy	31,794,931	12.9%
Health Care	29,816,971	12.0%
Industrials	28,572,699	11.5%
Materials	23,888,395	9.6%
Consumer Discretionary	22,632,835	9.1%
Information Technology	14,998,773	6.0%
Consumer Staples	11,665,245	4.7%
Utilities	9,939,126	4.0%
Telecommunication Services	2,280,176	0.9%
Total	248,053,861	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006